Capital Instruments - Additional Information (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Level 2 [Member]
Fair value of capital instruments [Line Items]
Capital instruments	CAD 8,636	CAD 7,417